Income Tax Expense/(Benefit) - Disclosure of Detailed Information About Major Components of Tax Expense Income (Details) (Bendon Limited) - NZD ($) $ in Thousands	6 Months Ended		7 Months Ended	12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jan. 31, 2017	Jan. 31, 2018	Jun. 30, 2016	Jun. 30, 2015
CurrentTaxExpenseIncomeAndAdjustmentsForCurrentTaxOfPriorPeriodsLineItems [Line Items]
Income tax expense/(benefit) for continuing operations	$ (411)	$ 174
Bendon Limited [Member]
CurrentTaxExpenseIncomeAndAdjustmentsForCurrentTaxOfPriorPeriodsLineItems [Line Items]
Current tax on profits for the period			$ 807	$ 537	$ 301	$ 313
Adjustments for current tax of prior periods			58	(477)	(344)	412
Total current tax expense/(benefit)			865	60	(43)	725
Decrease/(increase) in deferred tax assets (note 25)					5,589	(1,999)
Income tax expense/(benefit) for continuing operations			$ 865	$ 60	$ 5,546	$ (1,274)